Advances from Federal Home Loan Bank	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Advances from Federal Home Loan Bank
(7)	Advances from Federal Home Loan Bank:

Federal Home Loan Bank advances are summarized as follows:

	December 31,
	2014		2013
		Weighted		Weighted
Types of Advances	Amount	Average Rate	Amount	Average Rate
Fixed-rate	$34,000	0.88%	$46,780	3.72%

Scheduled maturities of FHLB advances as of December 31, 2014 are as follows:

Years Ending December 31,	Fixed Rate	Average Cost
2015	$30,000	0.29%
2016	4,000	5.34%

Total	$34,000	0.88%

On December 30, 2014, the Company prepaid $35.9 million in FHLB advances, incurring a $2.5 million prepayment penalty. To fund this transaction, the Company borrowed $15.0 million from the FHLB with a maturity of one month and $15.0 million with a maturity of six months.

The Bank has an approved line of credit of $30 million at the FHLB of Cincinnati, which is secured by a blanket agreement to maintain residential first mortgage loans and non-residential real estate loans with a principal value of 125% of the outstanding advances and has a variable interest rate. At December 31, 2014, the Bank could borrow an additional $52.6 million from the FHLB of Cincinnati without pledging additional collateral. At December 31, 2014, the Bank has an additional $40.1 million in additional collateral that could be pledged to the FHLB to secure additional advance requirements. The Bank has an $8 million unsecured line of credit with BVA Compass Bank of Birmingham, Alabama. The Company’s overnight lines of credit with both the Federal Home Loan Bank of Cincinnati and Compass Bank had no balance at December 31, 2014.